Interim Consolidated Statement of Cash Flows (Unaudited)	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Cash flows from operating activities
Profit/(loss) before tax	$ 261,561	$ 336,342	$ (316,643)
Adjustments for:
Interest expense	109,267	140,506	97,619
Interest income	(4,566)	(5,872)	(54,344)
Depreciation of property and equipment	148,998	191,596	20,501
Amortisation of right-of-use assets	1,450,881	1,865,688	330,968
Operating cash flows before changes in working capital	1,966,141	2,528,260	78,101
Changes in working capital:
Trade and other receivables	(982,083)	(1,262,862)	(3,016,831)
Trade and other payables	(2,255,204)	(2,899,972)	(527,110)
Inventories	121,493	156,228	(27,278)
Cash (used in) operations	(1,149,653)	(1,478,346)	(3,493,118)
Income tax paid	(16,745)	(21,532)	(199,540)
Interest paid	(109,267)	(140,506)	(97,619)
Net cash (used in) operating activities	(1,275,665)	(1,640,384)	(3,790,277)
Cash flows from investing activities
Acquisition of property and equipment	(97,143)	(124,916)	(18,357)
Acquisition of subsidiary	(78)	(100)
Interest received	4,566	5,872	54,344
Cash (used in)/generated from investing activities	(92,655)	(119,144)	35,987
Cash flows from financing activities
Deferred offering costs	(273)	(351)	(301,388)
Increase/Decrease in amount due to related parties	(437,469)	(562,541)	(822,115)
Decrease in amount due from related parties	(1,062,684)	(1,366,505)	10,557,240
Decrease/Increase in amount due from third party	(272,183)	(350,000)
Proceeds from borrowings	2,332,996	3,000,000	4,000,000
Payment of principal portion of lease liabilities	(1,342,189)	(1,725,919)	(330,541)
Write off of Right-of-use assets	203,524	261,713
Repayment of borrowings	(96,438)	(124,009)	(4,262,613)
Decrease in amount due to former director			420,384
Non controlling interest contributions	272,682	350,642
(Decrease) / Increase in share based payment reserve	116,650	150,000
Net cash (used in)/generated from in financing activities	(285,384)	(366,970)	9,260,967
Net increase in cash and cash equivalents	(1,653,704)	(2,126,498)	5,506,677
Cash and cash equivalents at beginning of financial period	2,367,576	3,044,466	1,951,053
Effects of currency translation on cash and cash equivalents	330,768	425,335	(12,111)
Cash and cash equivalents at end of financial year	$ 1,044,640	$ 1,343,303	$ 7,445,619